Revenues	6 Months Ended
Jun. 30, 2018
Revenues
Revenues

9. Revenues

        The Partnership has recognized the following amounts relating to revenues:

	For the three months ended
	June 30, 2017	June 30, 2018	For the six months ended
			June 30, 2017	June 30, 2018
Revenues from time charters	85,405	75,418	169,882	159,769
Revenues from the Cool Pool (Note 3)	—	1,516	—	1,516

Total	85,405	76,934	169,882	161,285

        Revenues from the Cool Pool relate only to the pool revenues received from a GasLog Partners vessel operating in the Cool Pool and do not include the net pool allocation to GasLog Partners of $357 loss for the three and six months ended June 30, 2018 ($0 for the three and six months ended June 30, 2017).